UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22216

                    GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2018

(Y)our Portfolio Management Team

Caesar M. P. Bryan     Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was (1.0)%, compared with total returns of 1.8% and (3.9)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was (0.9)%. The Fund’s NAV per share was $6.74, while the price of the publicly traded shares closed at $6.35 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)

	Year to Date	1 Year	3 Year	5 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	(0.95)%	3.49%	2.20%	0.54%	(3.63)%
Investment Total Return (c)	(0.90)	2.68	4.66	0.93	(4.58)
CBOE S&P 500 Buy/Write Index	1.78	7.28	7.73	8.14	7.38
XAU Index	(3.92)	1.67	9.63	(1.07)	(10.30	)(d)
Dow Jones U.S. Basic Materials Index	(2.15)	12.74	9.34	10.37	5.76	(d)
S&P Global Agribusiness Equity Index	(5.89)	6.25	3.09	5.89	4.10	(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2018:

GAMCO Natural Resources, Gold & Income Trust

Long Positions

Metals and Mining	34.3%
Energy and Energy Services	23.2%
U.S. Government Obligations	21.5%
Agriculture	6.1%
Machinery	6.0%
Health Care	4.6%
Specialty Chemicals	2.4%
Food and Beverage	1.9%

100.0%

Short Positions

Call Options Written	(3.0)%
Put Options Written	(0.2)%

(3.2)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 7, 2018, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 77.8%
	Agriculture — 6.1%
76,500	Archer-Daniels-Midland Co.(a)	$3,496,284	$3,505,995
23,000	Bunge Ltd.(a)	1,924,384	1,603,330
106,990	Nutrien Ltd.(a)	6,545,161	5,818,116

		11,965,829	10,927,441

	Energy and Energy Services — 22.9%
15,500	Anadarko Petroleum Corp.(a)	1,267,240	1,135,375
4,500	Andeavor	612,720	590,310
11,400	Apache Corp.(a)	934,938	532,950
13,500	Baker Hughes, a GE Company(a)	772,010	445,905
44,700	BP plc, ADR(a)	2,025,652	2,041,002
15,800	Cabot Oil & Gas Corp.(a)	422,623	376,040
26,000	Chevron Corp.(a)	3,376,885	3,287,180
3,100	Cimarex Energy Co.	415,211	315,394
4,600	Concho Resources Inc.†(a)	704,209	636,410
10,300	ConocoPhillips	701,291	717,086
18,300	Devon Energy Corp.(a)	960,576	804,468
61,500	Eni SpA	1,190,609	1,142,365
16,800	EOG Resources Inc.(a)	1,931,340	2,090,424
2,500	EQT Corp.	162,460	137,950
58,000	Exxon Mobil Corp.(a)	5,287,092	4,798,340
26,000	Halliburton Co.(a)	1,433,215	1,171,560
4,000	Helmerich & Payne Inc.	315,370	255,040
4,200	Hess Corp.	267,837	280,938
53,500	Kinder Morgan Inc.(a)	1,177,371	945,345
25,000	Marathon Oil Corp.	508,030	521,500
18,100	Marathon Petroleum Corp.(a)	1,408,143	1,269,896
6,300	Newfield Exploration Co.†	266,294	190,575
15,500	Noble Energy Inc.(a)	670,755	546,840
10,600	Occidental Petroleum Corp.(a)	871,316	887,008
12,000	ONEOK Inc.	779,720	837,960
12,000	Phillips 66(a)	1,384,332	1,347,720
5,100	Pioneer Natural Resources Co.(a)	1,017,297	965,124
10,000	Range Resources Corp.	342,100	167,300
114,000	Royal Dutch Shell plc, Cl. A	4,022,528	3,955,366
40,770	Schlumberger Ltd.(a)	3,507,037	2,732,813
22,000	Suncor Energy Inc.(a)	885,370	894,960
15,000	Sunoco LP	379,761	374,400
15,500	TechnipFMC plc	541,516	491,970
26,500	The Williams Companies Inc.(a)	1,434,435	718,415
36,000	TOTAL SA, ADR(a)	2,300,724	2,180,160
12,400	Valero Energy Corp.(a)	1,422,804	1,374,292

		45,700,811	41,160,381

	Food and Beverage — 1.9%
15,000	Pilgrim’s Pride Corp.†	493,613	301,950
45,000	Tyson Foods Inc., Cl. A(a)	3,556,875	3,098,250

		4,050,488	3,400,200

	Health Care — 4.6%
12,900	IDEXX Laboratories Inc.†	2,625,331	2,811,426

Shares		Cost	Market Value

64,000	Zoetis Inc.(a)	$5,404,005	$5,452,160

		8,029,336	8,263,586

	Machinery — 6.0%
15,000	AGCO Corp.	1,062,012	910,800
160,000	CNH Industrial NV(a)	2,249,600	1,684,800
34,800	Deere & Co.(a)	5,635,902	4,865,040
212,000	Kubota Corp.	3,909,373	3,337,542

		12,856,887	10,798,182

	Metals and Mining — 33.9%
112,500	Agnico Eagle Mines Ltd.(a)	5,324,137	5,155,875
295,000	Alacer Gold Corp.†	605,839	545,278
464,418	Alamos Gold Inc., New York, Cl. A(a)	3,845,486	2,642,538
158,998	Alamos Gold Inc., Toronto, Cl. A	954,695	905,865
26,500	AngloGold Ashanti Ltd., ADR(a)	456,437	217,565
50,000	Antofagasta plc	1,098,233	653,276
100,000	Asanko Gold Inc.†	347,416	108,014
627,000	B2Gold Corp.†	1,962,720	1,617,660
132,500	Barrick Gold Corp.(a)	2,588,572	1,739,725
475,000	Belo Sun Mining Corp.†	360,402	83,102
600,000	Centamin plc	1,207,385	942,301
25,000	Centerra Gold Inc.†	152,283	139,010
355,000	Continental Gold Inc.†	1,093,147	1,023,428
215,000	Detour Gold Corp.†	3,955,837	1,933,062
235,000	Eldorado Gold Corp., New York†(a)	1,306,670	233,473
105,809	Eldorado Gold Corp., Toronto†	259,174	107,044
32,500	Endeavour Mining Corp.†	631,600	583,178
150,000	Fortuna Silver Mines Inc.†	744,375	852,000
57,000	Franco-Nevada Corp.(a)	4,664,652	4,162,140
292,548	Fresnillo plc	5,362,517	4,414,937
69,000	Gold Fields Ltd., ADR	340,713	246,330
131,400	Goldcorp Inc.(a)	2,643,424	1,801,494
608,500	Hochschild Mining plc	2,019,178	1,529,843
46,000	Kirkland Lake Gold Ltd.	862,238	974,130
10,000	Labrador Iron Ore Royalty Corp.	182,294	183,243
30,000	MAG Silver Corp., New York†(b)(c)	314,100	324,300
90,000	MAG Silver Corp., Toronto†	1,292,390	972,122
230,000	Newcrest Mining Ltd.	4,223,809	3,727,150
70,500	Newmont Mining Corp.(a)	2,946,026	2,658,555
97,100	Northern Dynasty Minerals Ltd.†	202,772	52,441
429,950	OceanaGold Corp.	1,427,061	1,193,715
119,000	Osisko Gold Royalties Ltd.	1,548,918	1,126,954
600,000	Perseus Mining Ltd.†	1,878,228	190,933
29,500	Polyus PJSC, GDR	1,204,438	969,075
16,400	Pretium Resources Inc., New York†	194,814	120,376
29,000	Pretium Resources Inc., Toronto†	256,249	213,312

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
69,500	Randgold Resources Ltd., ADR(a)	$7,000,800	$5,357,755
51,000	Rio Tinto plc, ADR(a)	3,038,267	2,829,480
51,500	Royal Gold Inc.(a)	4,658,002	4,781,260
70,000	SEMAFO Inc.†	260,742	202,868
178,000	Tahoe Resources Inc.(a)	3,481,863	875,760
109,000	Torex Gold Resources Inc.†	2,057,511	970,897
77,000	Wheaton Precious Metals Corp.(a)	1,901,403	1,698,620

		80,856,817	61,060,084

	Specialty Chemicals — 2.4%
24,000	CF Industries Holdings Inc.(a)	1,200,770	1,065,600
19,000	FMC Corp.(a)	1,782,532	1,694,990
55,000	The Mosaic Co.(a)	2,916,823	1,542,750

		5,900,125	4,303,340

	TOTAL COMMON STOCKS	169,360,293	139,913,214

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Energy and Energy Services — 0.3%
15,700	Kinder Morgan Inc., 9.750%	769,300	544,319

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
25,000	Osisko Mining Inc., expire 08/28/18†(b)(c)	11,451	0

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 350,000	Osisko Gold Royalties Ltd. 4.000%, 12/31/22	273,022	266,896

	CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
400,000	Eldorado Gold Corp., 6.125%, 12/15/20(c)	391,217	387,000

	U.S. GOVERNMENT OBLIGATIONS — 21.5%
38,856,000	U.S. Treasury Bills, 1.850% to 2.054%††, 08/16/18 to 12/13/18(d)	38,690,750	38,694,060

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$209,496,033	179,805,489

Market Value

OPTIONS WRITTEN — (3.2)% (Premiums received $6,349,876)	$(5,666,972)

Other Assets and Liabilities (Net)	(3,286,869)

PREFERRED STOCK (1,200,000 preferred shares outstanding)	(30,000,000)

NET ASSETS — COMMON STOCK (20,897,510 common shares outstanding)	$140,851,648

NET ASSET VALUE PER COMMON SHARE ($140,851,648 ÷ 20,897,510 shares outstanding)	$6.74

(a)	Securities, or a portion thereof, with a value of $71,571,773 were deposited with the broker as collateral for options written.
(b)

At June 30, 2018, the Fund held investments in restricted and illiquid securities amounting to $324,300 or 0.18% of total investments before options written, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/18 Carrying Value Per Share
30,000	MAG Silver Corp., New York	11/17/17	$314,100	$10.8100
25,000	Osisko Mining Inc., expire 08/28/18	02/17/17	11,451	0.0000

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of Rule 144A securities amounted to $711,300 or 0.40% of total investments before options written.

(d)	At June 30, 2018, $7,000,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

	% of Total	Market
Geographic Diversification	Investments*	Value
Long Positions
North America	79.0%	$142,116,746
Europe	12.0	21,594,274
Latin America	4.0	7,181,234
Asia/Pacific	2.8	5,111,798
Japan	1.9	3,337,542
South Africa	0.3	463,895

Total Investments — Long Positions	100.0%	$179,805,489

Short Positions
North America	(3.0)%	$(5,403,042)
Europe	(0.2)	(200,209)
Asia/Pacific	(0.0)**	(40,348)
Japan	(0.0)**	(23,373)

Total Investments — Short Positions	(3.2)%	$(5,666,972)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

As of June 30, 2018, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (1.6)%
Agnico Eagle Mines Ltd.	Pershing LLC	420	USD	1,924,860	USD	46.00	07/20/18	$42,403
Agnico Eagle Mines Ltd.	Pershing LLC	285	USD	1,306,155	USD	46.00	09/21/18	68,376
Alamos Gold Inc.	Pershing LLC	2,100	USD	1,194,900	USD	6.25	07/20/18	6,840
Alamos Gold Inc.	Pershing LLC	2,100	USD	1,194,900	USD	6.00	08/17/18	22,742
Alamos Gold Inc.	Pershing LLC	2,034	USD	1,157,346	USD	6.00	09/21/18	36,810
Anadarko Petroleum Corp.	Pershing LLC	55	USD	402,875	USD	67.50	07/20/18	33,999
Anadarko Petroleum Corp.	Pershing LLC	50	USD	366,250	USD	70.00	09/21/18	31,043
Andeavor	Pershing LLC	15	USD	196,770	USD	115.00	07/20/18	24,808
Andeavor	Pershing LLC	15	USD	196,770	USD	150.00	09/21/18	1,379
Antofagasta plc	Morgan Stanley	50	GBP	495,000	GBp	1,080.00	08/17/18	9,646
Apache Corp.	Pershing LLC	40	USD	187,000	USD	42.50	07/20/18	17,321
Apache Corp.	Pershing LLC	36	USD	168,300	USD	45.00	08/17/18	12,279
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	1,099,920	USD	45.00	07/20/18	31,484
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	1,099,920	USD	45.00	08/17/18	42,149

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Archer-Daniels-Midland Co.	Pershing LLC	285	USD	1,306,155	USD	46.00	09/21/18	$45,280
B2Gold Corp.	Pershing LLC	2,120	USD	546,960	USD	3.00	07/20/18	935
B2Gold Corp.	Pershing LLC	2,150	USD	554,700	USD	2.90	08/17/18	8,640
B2Gold Corp.	Pershing LLC	2,000	USD	516,000	USD	3.00	09/21/18	11,067
Baker Hughes, a GE Company	Pershing LLC	25	USD	82,575	USD	36.00	07/20/18	662
Baker Hughes, a GE Company	Pershing LLC	25	USD	82,575	USD	37.00	10/19/18	2,509
Barrick Gold Corp.	Pershing LLC	425	USD	558,025	USD	13.00	08/17/18	25,718
Barrick Gold Corp.	Pershing LLC	450	USD	590,850	USD	13.00	09/21/18	33,670
BP plc, ADR	Pershing LLC	150	USD	684,900	USD	42.50	07/20/18	50,269
BP plc, ADR	Pershing LLC	142	USD	648,372	USD	47.00	08/17/18	9,802
BP plc, ADR	Pershing LLC	155	USD	707,730	USD	46.00	09/21/18	23,110
Bunge Ltd.	Pershing LLC	75	USD	522,825	USD	74.00	08/17/18	13,838
CF Industries Holdings Inc.	Pershing LLC	120	USD	532,800	USD	42.50	11/16/18	54,915
Chevron Corp.	Pershing LLC	85	USD	1,074,655	USD	125.00	07/20/18	27,823
Chevron Corp.	Pershing LLC	90	USD	1,137,870	USD	130.00	08/17/18	18,044
Chevron Corp.	Pershing LLC	85	USD	1,074,655	USD	132.00	09/21/18	19,813
CNH Industrial NV	Pershing LLC	500	USD	526,500	USD	13.00	07/20/18	77
CNH Industrial NV	Pershing LLC	600	USD	631,800	USD	12.50	08/17/18	2,276
Concho Resources Inc.	Pershing LLC	16	USD	221,360	USD	150.00	08/17/18	5,016
ConocoPhillips	Pershing LLC	53	USD	368,986	USD	67.50	07/20/18	15,167
Deere & Co.	Pershing LLC	120	USD	1,677,600	USD	155.00	08/17/18	20,955
Deere & Co.	Pershing LLC	120	USD	1,677,600	USD	155.00	09/21/18	33,646
Eni SpA	Morgan Stanley	40	EUR	318,120	EUR	16.00	07/20/18	5,697
Eni SpA	Morgan Stanley	40	EUR	318,120	EUR	17.00	08/17/18	2,216
Eni SpA	Morgan Stanley	43	EUR	341,979	EUR	15.00	09/21/18	29,208
EOG Resources Inc.	Pershing LLC	52	USD	647,036	USD	125.00	08/17/18	25,235
Exxon Mobil Corp.	Pershing LLC	200	USD	1,654,600	USD	80.00	07/20/18	67,881
Exxon Mobil Corp.	Pershing LLC	190	USD	1,571,870	USD	82.50	08/17/18	40,215
Exxon Mobil Corp.	Pershing LLC	190	USD	1,571,870	USD	82.50	09/21/18	54,277
Franco-Nevada Corp.	Pershing LLC	190	USD	1,387,380	USD	75.00	08/17/18	29,694
Franco-Nevada Corp.	Pershing LLC	190	USD	1,387,380	USD	70.00	09/21/18	91,653
Goldcorp Inc.	Pershing LLC	347	USD	475,737	USD	14.00	08/17/18	16,336
Goldcorp Inc.	Pershing LLC	440	USD	603,240	USD	14.50	09/21/18	19,828
Halliburton Co.	Pershing LLC	90	USD	405,540	USD	47.50	09/21/18	12,927
Helmerich & Payne Inc.	Pershing LLC	20	USD	127,520	USD	75.00	09/21/18	1,283
Helmerich & Payne Inc.	Pershing LLC	20	USD	127,520	USD	65.00	12/21/18	9,338
Hess Corp.	Pershing LLC	20	USD	133,780	USD	57.50	08/17/18	20,383
IDEXX Laboratories Inc.	Pershing LLC	50	USD	1,089,700	USD	210.00	08/17/18	74,853
Kinder Morgan Inc.	Pershing LLC	180	USD	318,060	USD	18.00	07/20/18	4,405

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Kinder Morgan Inc.	Pershing LLC	175	USD	309,225	USD	18.00	08/17/18	$6,266
Kubota Corp.	The Goldman Sachs Group, Inc.	900	JPY	156,870,000	JPY	1,850.00	09/21/18	23,373
Marathon Petroleum Corp.	Pershing LLC	45	USD	315,720	USD	76.00	09/21/18	7,956
Newcrest Mining Ltd.	Morgan Stanley	770	AUD	1,686,082	AUD	22.00	08/24/18	40,348
Newfield Exploration Co.	Pershing LLC	23	USD	69,575	USD	27.50	07/20/18	6,998
Newmont Mining Corp.	Pershing LLC	180	USD	678,780	USD	42.00	07/20/18	684
Newmont Mining Corp.	Pershing LLC	265	USD	999,315	USD	40.50	08/17/18	11,656
Newmont Mining Corp.	Pershing LLC	260	USD	980,460	USD	38.00	09/21/18	40,832
Noble Energy Inc.	Pershing LLC	50	USD	176,400	USD	32.00	11/16/18	24,707
Nutrien Ltd.	Pershing LLC	350	USD	1,903,300	USD	48.00	07/20/18	228,027
Nutrien Ltd.	Pershing LLC	350	USD	1,903,300	USD	52.00	08/17/18	124,231
Nutrien Ltd.	Pershing LLC	370	USD	2,012,060	USD	55.00	09/21/18	86,206
Occidental Petroleum Corp.	Pershing LLC	36	USD	301,248	USD	77.50	07/20/18	23,524
Occidental Petroleum Corp.	Pershing LLC	35	USD	292,880	USD	85.00	09/21/18	10,216
ONEOK Inc.	Pershing LLC	40	USD	279,320	USD	60.00	07/20/18	40,035
ONEOK Inc.	Pershing LLC	40	USD	279,320	USD	67.50	08/17/18	12,749
ONEOK Inc.	Pershing LLC	40	USD	279,320	USD	67.50	09/21/18	15,354
Phillips 66	Pershing LLC	40	USD	449,240	USD	117.00	09/21/18	11,058
Phillips 66	Pershing LLC	40	USD	449,240	USD	110.00	07/20/18	15,591
Pioneer Natural Resources Co.	Pershing LLC	16	USD	302,784	USD	210.00	08/17/18	3,879
Pioneer Natural Resources Co.	Pershing LLC	18	USD	340,632	USD	195.00	10/19/18	19,549
Randgold Resources Ltd., ADR	Pershing LLC	245	USD	1,888,705	USD	85.00	07/20/18	2,859
Randgold Resources Ltd., ADR	Pershing LLC	230	USD	1,773,070	USD	85.00	08/17/18	18,968
Rio Tinto plc, ADR	Pershing LLC	170	USD	943,160	USD	55.00	07/20/18	29,084
Rio Tinto plc, ADR	Pershing LLC	170	USD	943,160	USD	60.00	08/17/18	7,665
Rio Tinto plc, ADR	Pershing LLC	170	USD	943,160	USD	60.00	09/21/18	15,182
Royal Dutch Shell plc	Morgan Stanley	38	GBP	999,020	GBp	2,500.00	07/20/18	70,746
Royal Dutch Shell plc	Morgan Stanley	37	GBP	972,730	GBp	2,600.00	08/17/18	34,967
Royal Dutch Shell plc	Morgan Stanley	39	GBP	1,025,310	GBp	2,600.00	09/21/18	47,728
Royal Gold Inc.	Pershing LLC	135	USD	1,253,340	USD	90.00	08/17/18	62,771
Schlumberger Ltd.	Pershing LLC	135	USD	904,905	USD	70.00	07/20/18	7,847
Schlumberger Ltd.	Pershing LLC	128	USD	857,984	USD	75.00	08/17/18	3,968
Schlumberger Ltd.	Pershing LLC	145	USD	971,935	USD	67.50	09/21/18	39,480
Suncor Energy Inc.	Pershing LLC	75	USD	305,100	USD	39.00	07/20/18	15,763
Suncor Energy Inc.	Pershing LLC	70	USD	284,760	USD	41.50	08/17/18	8,466
Suncor Energy Inc.	Pershing LLC	75	USD	305,100	USD	40.00	09/21/18	16,853

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Tahoe Resources Inc.	Pershing LLC	590	USD	290,280	USD	6.00	10/19/18	$15,475
TechnipFMC plc	Pershing LLC	60	USD	190,440	USD	35.00	10/19/18	7,522
The Williams Companies Inc.	Pershing LLC	87	USD	235,857	USD	28.00	07/20/18	1,878
The Williams Companies Inc.	Pershing LLC	87	USD	235,857	USD	28.00	08/17/18	4,597
The Williams Companies Inc.	Pershing LLC	91	USD	246,701	USD	28.00	09/21/18	5,945
TOTAL SA, ADR	Pershing LLC	125	USD	757,000	USD	62.50	07/20/18	4,557
TOTAL SA, ADR	Pershing LLC	57	USD	345,192	USD	62.50	08/17/18	5,532
TOTAL SA, ADR	Pershing LLC	120	USD	726,720	USD	62.50	09/21/18	14,206
Tyson Foods Inc.	Pershing LLC	150	USD	1,032,750	USD	67.50	08/17/18	54,977
Valero Energy Corp.	Pershing LLC	42	USD	465,486	USD	110.00	07/20/18	14,335
Valero Energy Corp.	Pershing LLC	40	USD	443,320	USD	115.00	08/17/18	10,572
Valero Energy Corp.	Pershing LLC	42	USD	465,486	USD	120.00	09/21/18	9,905
VanEck Vectors Gold Miners ETF	Pershing LLC	2,300	USD	5,131,300	USD	23.00	08/17/18	94,257
VanEck Vectors Gold Miners ETF	Pershing LLC	250	USD	557,750	USD	22.50	09/21/18	21,154
Wheaton Precious Metals Corp.	Pershing LLC	255	USD	562,530	USD	22.50	07/20/18	6,366
Wheaton Precious Metals Corp.	Pershing LLC	260	USD	573,560	USD	22.00	08/17/18	20,984
Wheaton Precious Metals Corp.	Pershing LLC	255	USD	562,530	USD	22.50	09/21/18	19,232
Zoetis Inc.	Pershing LLC	200	USD	1,703,800	USD	82.50	08/17/18	91,221

TOTAL OTC CALL OPTIONS WRITTEN								$2,848,241

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	165	USD	1,253,010	USD	73.25	08/17/18	$18,361
Energy Select Sector SPDR ETF	Pershing LLC	165	USD	1,253,010	USD	73.50	08/17/18	19,474
VanEck Vectors Gold Miners ETF	Pershing LLC	2,200	USD	4,908,200	USD	21.00	08/17/18	40,453
VanEck Vectors Gold Miners ETF	Pershing LLC	2,200	USD	4,908,200	USD	21.50	09/21/18	110,411

TOTAL OTC PUT OPTIONS WRITTEN								$188,699

Description		Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (1.4)%
AGCO Corp.		75	USD	455,400	USD	70.00	08/17/18	$2,063
AGCO Corp.		75	USD	455,400	USD	70.00	11/16/18	9,188

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Agnico Eagle Mines Ltd.	420	USD	1,924,860	USD	46.00	08/17/18	$76,860
Alacer Gold Corp.	1,450	CAD	352,350	CAD	2.50	07/20/18	14,338
Alacer Gold Corp.	1,500	CAD	364,500	CAD	2.50	09/21/18	25,672
Anadarko Petroleum Corp.	50	USD	366,250	USD	72.50	08/17/18	19,700
Andeavor	15	USD	196,770	USD	145.00	08/17/18	1,305
AngloGold Ashanti Ltd., ADR	265	USD	217,565	USD	9.00	07/20/18	1,325
Apache Corp.	38	USD	177,650	USD	42.50	10/19/18	23,750
Baker Hughes, a GE Company	45	USD	148,635	USD	35.00	07/20/18	2,025
Baker Hughes, a GE Company	40	USD	132,120	USD	37.00	10/19/18	4,000
Barrick Gold Corp.	225	USD	295,425	USD	13.00	07/20/18	9,000
Barrick Gold Corp.	225	USD	295,425	USD	14.00	07/20/18	1,800
Bunge Ltd.	80	USD	557,680	USD	75.00	07/20/18	4,200
Bunge Ltd.	75	USD	522,825	USD	77.50	07/20/18	2,813
Cabot Oil & Gas Corp.	50	USD	119,000	USD	24.00	07/20/18	3,450
Cabot Oil & Gas Corp.	53	USD	126,140	USD	25.00	07/20/18	2,650
Cabot Oil & Gas Corp.	55	USD	130,900	USD	24.00	10/19/18	9,625
Centerra Gold Inc.	250	CAD	182,750	CAD	8.00	07/20/18	1,141
Centerra Gold Inc.	250	CAD	182,750	CAD	7.00	10/19/18	13,312
CF Industries Holdings Inc.	120	USD	532,800	USD	40.00	08/17/18	63,300
Cimarex Energy Co.	15	USD	152,610	USD	95.00	09/21/18	18,000
Cimarex Energy Co.	15	USD	152,610	USD	90.00	12/21/18	25,050
CNH Industrial NV	500	USD	526,500	USD	12.50	09/21/18	5,000
Concho Resources Inc.	15	USD	207,525	USD	155.00	09/21/18	5,550
Concho Resources Inc.	15	USD	207,525	USD	160.00	12/21/18	8,625
ConocoPhillips	50	USD	348,100	USD	70.00	08/17/18	13,200
Continental Gold Inc.	1,775	CAD	672,725	CAD	4.00	08/17/18	24,978
Continental Gold Inc.	1,775	CAD	672,725	CAD	4.50	10/19/18	20,253
Deere & Co.	108	USD	1,509,840	USD	155.00	07/20/18	5,292
Detour Gold Corp.	650	CAD	768,300	CAD	15.00	07/20/18	1,483
Detour Gold Corp.	700	CAD	827,400	CAD	12.00	10/19/18	50,584
Devon Energy Corp.	55	USD	241,780	USD	33.00	07/20/18	60,225
Devon Energy Corp.	53	USD	232,988	USD	34.00	07/20/18	53,530
Devon Energy Corp.	75	USD	329,700	USD	43.00	10/19/18	32,100
Endeavour Mining Corp.	160	CAD	377,440	CAD	25.00	07/20/18	1,217
Endeavour Mining Corp.	165	CAD	389,235	CAD	23.00	10/19/18	21,650
EOG Resources Inc.	60	USD	746,580	USD	100.00	07/20/18	148,800
EOG Resources Inc.	56	USD	696,808	USD	115.00	07/20/18	60,480
EQT Corp.	25	USD	137,950	USD	55.00	09/21/18	8,875
FMC Corp.	60	USD	535,260	USD	82.50	07/20/18	44,700
FMC Corp.	60	USD	535,260	USD	85.00	07/20/18	33,600
FMC Corp.	70	USD	624,470	USD	90.00	10/19/18	37,240
Fortuna Silver Mines Inc.	750	USD	426,000	USD	5.00	09/21/18	61,875
Fortuna Silver Mines Inc.	750	USD	426,000	USD	6.00	12/21/18	33,750

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Franco-Nevada Corp.	190	USD	1,387,380	USD	75.00	07/20/18	$10,640
Gold Fields Ltd., ADR	300	USD	107,100	USD	4.00	07/20/18	450
Gold Fields Ltd., ADR	300	USD	107,100	USD	4.00	10/19/18	4,500
Goldcorp Inc.	527	USD	722,517	USD	15.00	07/20/18	2,108
Halliburton Co.	85	USD	383,010	USD	52.50	07/20/18	255
Halliburton Co.	85	USD	383,010	USD	50.00	08/17/18	4,420
Hess Corp.	22	USD	147,158	USD	65.00	11/16/18	16,654
IDEXX Laboratories Inc.	40	USD	871,760	USD	200.00	07/20/18	77,200
IDEXX Laboratories Inc.	40	USD	871,760	USD	200.00	10/19/18	102,400
Kinder Morgan Inc.	180	USD	318,060	USD	19.00	09/21/18	4,140
Kirkland Lake Gold Ltd.	170	CAD	473,280	CAD	21.00	10/19/18	93,105
Kirkland Lake Gold Ltd.	150	CAD	417,600	CAD	23.00	10/19/18	62,184
Kirkland Lake Gold Ltd.	140	CAD	389,760	CAD	28.00	10/19/18	23,961
MAG Silver Corp.	400	CAD	568,000	CAD	15.00	07/20/18	761
MAG Silver Corp.	400	CAD	568,000	CAD	15.00	09/21/18	17,495
MAG Silver Corp.	400	CAD	568,000	CAD	15.00	10/19/18	23,580
Marathon Oil Corp.	90	USD	187,740	USD	18.00	07/20/18	26,595
Marathon Oil Corp.	160	USD	333,760	USD	22.00	10/19/18	23,840
Marathon Petroleum Corp.	50	USD	350,800	USD	72.50	07/20/18	5,450
Marathon Petroleum Corp.	85	USD	596,360	USD	80.00	08/17/18	4,250
Newfield Exploration Co.	10	USD	30,250	USD	29.00	07/20/18	1,925
Newfield Exploration Co.	10	USD	30,250	USD	29.00	09/21/18	3,200
Newfield Exploration Co.	20	USD	60,500	USD	30.00	09/21/18	5,140
Noble Energy Inc.	55	USD	194,040	USD	30.00	08/17/18	30,800
Noble Energy Inc.	50	USD	176,400	USD	35.00	11/16/18	16,000
Occidental Petroleum Corp.	35	USD	292,880	USD	85.00	08/17/18	8,645
OceanaGold Corp.	1,300	CAD	474,500	CAD	3.50	07/20/18	22,249
OceanaGold Corp.	1,500	CAD	547,500	CAD	3.50	08/17/18	34,800
OceanaGold Corp.	1,500	CAD	547,500	CAD	3.50	09/21/18	40,505
Osisko Gold Royalties Ltd.	400	CAD	498,000	CAD	14.00	07/20/18	1,065
Phillips 66	40	USD	449,240	USD	120.00	08/17/18	5,080
Pilgrim’s Pride Corp.	150	USD	301,950	USD	21.00	09/21/18	16,500
Pioneer Natural Resources Co.	17	USD	321,708	USD	190.00	09/21/18	21,369
Pretium Resources Inc.	454	USD	333,236	USD	7.00	09/21/18	43,130
Randgold Resources Ltd., ADR	220	USD	1,695,980	USD	82.50	09/21/18	45,100
Range Resources Corp.	50	USD	83,650	USD	16.00	08/17/18	8,250
Range Resources Corp.	50	USD	83,650	USD	16.00	09/21/18	9,000
Royal Gold Inc.	170	USD	1,578,280	USD	90.00	07/20/18	61,540
Royal Gold Inc.	170	USD	1,578,280	USD	92.50	10/19/18	78,200
SEMAFO Inc.	700	CAD	266,700	CAD	4.00	07/20/18	2,662
Tahoe Resources Inc.	590	USD	290,280	USD	6.00	08/17/18	5,900
Tahoe Resources Inc.	590	USD	290,280	USD	6.00	09/21/18	10,325
TechnipFMC plc	50	USD	158,700	USD	30.00	07/20/18	11,750

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
TechnipFMC plc	45	USD	142,830	USD	34.00	07/20/18	$1,800
The Mosaic Co.	200	USD	561,000	USD	30.00	09/21/18	25,400
The Mosaic Co.	175	USD	490,875	USD	28.00	08/17/18	28,350
The Mosaic Co.	175	USD	490,875	USD	26.00	09/21/18	53,813
Torex Gold Resources Inc.	455	CAD	532,805	CAD	11.00	07/20/18	32,879
Torex Gold Resources Inc.	250	CAD	292,750	CAD	15.00	10/19/18	7,607
TOTAL SA, ADR	58	USD	351,248	USD	65.00	08/17/18	2,146
Tyson Foods Inc.	150	USD	1,032,750	USD	75.00	07/20/18	1,050
Tyson Foods Inc.	150	USD	1,032,750	USD	72.50	10/19/18	32,250
VanEck Vectors Gold Miners ETF	2,110	USD	4,707,410	USD	23.00	07/20/18	33,760
VanEck Vectors Gold Miners ETF	1,660	USD	3,703,460	USD	23.00	09/21/18	107,900
Zoetis Inc.	220	USD	1,874,180	USD	85.00	07/20/18	39,600
Zoetis Inc.	220	USD	1,874,180	USD	85.00	10/19/18	95,700

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$2,516,952

Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	330	USD	2,506,020	USD	70.00	07/20/18	$(3,960)
Energy Select Sector SPDR ETF	330	USD	2,506,020	USD	73.00	09/21/18	(54,120)
VanEck Vectors Gold Miners ETF	2,200	USD	4,908,200	USD	22.00	07/20/18	55,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$113,080

TOTAL OPTIONS WRITTEN							$5,666,972

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $209,496,033)	$179,805,489
Foreign currency, at value (cost $41,804)	41,644
Cash	94,325
Deposit at brokers	18,241
Dividends and interest receivable	281,058
Deferred offering expense	154,060
Prepaid expenses	1,555

Total Assets	180,396,372

Liabilities:
Options written, at value (premiums received $6,349,876)	5,666,972
Payable to brokers	3,324,180
Distributions payable	21,667
Payable for investments purchased	289,218
Payable for investment advisory fees	140,910
Payable for payroll expenses	29,012
Payable for accounting fees	11,250
Other accrued expenses	61,515

Total Liabilities	9,544,724

Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series A Cumulative Preferred Shares (5.200%, $25 liquidation value, 1,200,000 shares outstanding)	30,000,000

Net Assets Attributable to Common Shareholders	$140,851,648

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$280,348,663
Distributions in excess of net investment income	(167,789)
Distributions in excess of net realized gain on investments, securities sold short, written options, and foreign currency transactions	(110,321,359)
Net unrealized depreciation on investments	(29,690,544)
Net unrealized appreciation on written options	682,904
Net unrealized depreciation on foreign currency translations	(227)

Net Assets	$140,851,648

Net Asset Value per Common Share:
($140,851,648 ÷ 20,897,510 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$6.74

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $90,465)	$1,611,893
Interest	282,156

Total Investment Income	1,894,049

Expenses:
Investment advisory fees	856,710
Payroll expenses	57,225
Legal and audit fees	47,924
Shareholder communications expenses	47,442
Trustees’ fees	38,955
Accounting fees	22,500
Custodian fees	11,947
Shareholder services fees	11,091
Interest expense	72
Service fees for securities sold short (See Note 2)	29
Miscellaneous expenses	14,627

Total Expenses	1,108,522

Less:
Expenses paid indirectly by broker (See Note 3)	(1,076)

Net Expenses	1,107,446

Net Investment Income	786,603

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments	(1,217,922)
Net realized gain on securities sold short	56,390
Net realized gain on written options	6,258,047
Net realized loss on foreign currency transactions	(8,127)

Net realized gain on investments, securities sold short, written options, and foreign currency transactions	5,088,388

Net change in unrealized appreciation/depreciation:
on investments	(10,771,413)
on written options	4,130,247
on foreign currency translations	(887)

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(6,642,053)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency	(1,553,665)

Net Decrease in Net Assets Resulting from Operations	(767,062)

Total Distributions to Preferred Shareholders	(780,000)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(1,547,062)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$ 786,603	$ 1,102,967
Net realized gain on investments, securities sold short, written options, and foreign currency transactions	5,088,388	9,194,515
Net change in unrealized appreciation/depreciation on investments, securities sold short, written options, and foreign currency translations	(6,642,053)	3,067,106

Net Increase/(Decrease) in Net Assets Resulting from Operations	(767,062)	13,364,588

Distributions to Preferred Shareholders:
Net investment income	(108,000)*	(281,667)
Net realized gain	(672,000)*	—

Total Distributions to Preferred Shareholders	(780,000)	(281,667)

Net Increase/(Decrease) in Net Asset Attributable to Common Shareholders Resulting from Operations	(1,547,062)	13,082,921

Distributions to Common Shareholders:
Net investment income	(626,925)*	(1,332,977)
Net realized gain	(4,012,322)*	—
Return of capital	(1,630,006)*	(11,198,650)

Total Distributions to Common Shareholders	(6,269,253)	(12,531,627)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	—	233,552
Offering costs for preferred shares charged to paid-in capital	—	(1,148,868)

Net Decrease in Net Assets from Fund Share Transactions	—	(915,316)

Net Decrease in Net Assets Attributable to Common Shareholders	(7,816,315)	(364,022)

Net Assets Attributable to Common Shareholders:
Beginning of year	148,667,963	149,031,985

End of period (including undistributed net investment income of $0 and $0, respectively)	$140,851,648	$148,667,963

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

Six Months Ended June 30, 2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013

Operating Performance:
Net asset value, beginning of year	$7.11		$7.14		$6.49		$8.75		$10.91	$13.93

Net investment income	0.04		0.05		0.01		0.02		0.02	0.06
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	(0.07)		0.59		1.47		(1.44)		(1.10)	(1.58)

Total from investment operations	(0.03)		0.64		1.48		(1.42)		(1.08)	(1.52)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.01)		—		—		—	—
Net realized long term gains	(0.03	)*	—

Total distributions to preferred shareholders	(0.04)		(0.01)		—		—		—	—

Distributions to Common Shareholders:
Net investment income	(0.03	)*	0		(0.03)		(0.01)		(0.02)	(0.06)
Net realized short term gains	(0.19	)*	—		—		—		—	—
Return of capital	(0.08	)*	(0.54)		(0.81)		(0.83)		(1.06)	(1.44)

Total distributions to common shareholders	(0.30)		(0.60)		(0.84)		(0.84)		(1.08)	(1.50)

Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	—		0.00	(b)	0.01		0.00	(b)	—	(0.00	)(b)
Offering costs for preferred shares charged to paid-in capital	—		(0.06)		—		—		—	—

Total fund share transactions	—		(0.06)		0.01		0.00	(b)	—	(0.00	)(b)

Net Asset Value, End of Period	$6.74		$7.11		$7.14		$6.49		$8.75	$10.91

NAV total return†	(0.95)%		8.29%		23.53%		(17.57)%		(11.25)%	(11.22)%

Market value, end of period	$6.35		$6.71		$6.67		$5.73		$8.07	$10.02

Investment total return††	(0.90)%		9.59%		31.52%		(19.98)%		(10.48)%	(16.78)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of year (in 000’s)	$170,852		$178,668		—		—		—	—
Net assets attributable to common shares, end of year (in 000’s)	$140,852		$148,668		$149,032		$135,914		$184,118	$229,675
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.11	%(c)	0.74%		0.20%		0.21%		0.22%	0.51%
Ratio of operating expenses to average net assets attributable to common shares(d)(e)	1.56	%(c)(f)	1.38	%(f)	1.37	%(f)(g)	1.36	%(f)	1.25%	1.22%
Portfolio turnover rate	98.8%		237.9%		183.0%		58.0%		101.5%	81.5%

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2018	Year Ended December 31,
	(Unaudited)	2017	2016	2015	2014	2013
Cumulative Preferred Shares:
5.200% Series A Preferred(h)
Liquidation value, end of period (in 000’s)	$30,000	$30,000	—	—	—	—
Total shares outstanding (in 000’s)	1,200	1,200	—	—	—	—
Liquidation preference per share	$ 25.00	$ 25.00	—	—	—	—
Average market value(i)	$ 23.87	$ 24.92	—	—	—	—
Asset coverage per share	$142.38	$148.89	—	—	—	—
Asset Coverage	570%	596%	—	—	—	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on record dates throughout the period.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2018 and the year ended December 31, 2017, would have been 1.29% and 1.33%, respectively.

(e)

Ratio of operating expenses to average net assets attributable to common shares excluding interest and dividend expense and service fees on securities sold short for the years ended December 31, 2017 and 2016 was 1.36% and 1.36%, respectively, and 1.31% including liquidation value of preferred shares for the year ended December 31, 2017. For the six months ended June 30, 2018 and the years ended December 31, 2015, 2014, and 2013, the effect on the expense ratios was minimal.

(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(g)

For the year ended December 31, 2016, the ratio of operating expenses to average net assets excluded dividend expense and service fees on securities sold short. Including dividend expense and service fees on securities sold short, for the year ended December 31, 2016, the ratio of operating expenses to average net assets would have been 1.39%.

(h)	The 5.200% Series A was initially issued October 26, 2017.
(i)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining	$57,332,934	$3,727,150	$61,060,084
Other Industries (a)	78,853,130	—	78,853,130
Total Common Stocks	136,186,064	3,727,150	139,913,214
Convertible Preferred Stocks (a)	544,319	—	544,319
Warrants (a)	—	0	0
Convertible Corporate Bonds (a)	—	266,896	266,896
Corporate Bonds (a)	—	387,000	387,000
U.S. Government Obligations	—	38,694,060	38,694,060
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$136,730,383	$43,075,106	$179,805,489
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(1,382,670)	$(3,982,523)	$(5,365,193)
Put Options Written	(113,080)	(188,699)	(301,779)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(1,495,750)	$(4,171,222)	$(5,666,972)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2018, the Fund had transfers from Level 2 to Level 1 of $352,260 or 0.24% of net assets as of December 31, 2017. Transfers from Level 2 to Level 1 are due to increases in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the prices. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Fund held no Level 3 investments at June 30, 2018 and December 31, 2017.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2018 are reflected within the Schedule of Investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2018 had an average monthly market value of approximately $6,883,253.

At June 30, 2018, the Fund’s derivative liabilities (by type) were as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
OTC Equity Written Options	$3,036,940	—	$3,036,940

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2018:

		Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
Pershing LLC	$2,773,011	$(2,773,011)	—	—
Morgan Stanley	240,556	(240,556)	—	—
The Goldman Sachs Group, Inc.	23,373	(23,373)	—	—
Total	$3,036,940	$(3,036,940)	—	—

As of June 30, 2018, the value of equity option positions can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2018, the effect of equity option positions can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2018, the Fund incurred $29 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2018, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series A Cumulative Preferred Shares (“Series A Preferred”) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

	Common	Preferred
Distributions paid from:

Ordinary income	$1,332,977	$281,667
Return of capital	11,198,650	—

Total distributions paid	$12,531,627	$281,667

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2017, the Fund had net long term capital loss carryforwards for federal income tax purposes of $95,464,335 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/(depreciation) at June 30, 2018:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and derivative instruments	$216,900,541	$2,983,075	$(45,745,099)	$(42,762,024)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,076.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2018, the Fund accrued $57,225 in Payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $145,914,218 and $146,564,340, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2018 and the year ended December 31, 2017, the Fund did not repurchase any of the common shares.

Transactions in common shares of beneficial interest for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	—	$—	32,692	$233,552

As of June 30, 2018, after considering the Series A Preferred offering, the Fund has approximately $170 million available for issuance of common or preferred shares under the current shelf registration.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.200% Series A Cumulative Preferred Shares (“Series A Preferred”), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The liquidation value of the Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.200%. The Series is non callable before October 26, 2022. At June 30, 2018, 1,200,000 shares were outstanding and accrued dividends amounted to $21,667.

The Series A Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 14, 2018 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2018 in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Anthony J. Colavita, Frank J. Fahrenkopf, Jr., and William F. Heitmann as Trustees of the Fund. A total of 18,192,982 votes, 18,205,913 votes, and 18,310,669 votes were cast in favor of these Trustees, and a total of 1,152,071 votes, 1,139,140 votes, and 1,034,383 votes were withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, elected Salvatore J. Zizza, as a Trustee of the Fund. A total of 1,083,799 votes were cast in favor of this Trustee and a total of 69,523 votes were withheld for this Trustee.

James P. Conn, Vincent D. Enright, Michael J. Melarkey, Kuni Nakamura, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

Carter W. Austin

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q2/2018

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2018 through 01/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,897,510 Preferred Series A – 1,200,000
Month #2 02/01/2018 through 02/28/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,897,510 Preferred Series A –1,200,000
Month #3 03/01/2018 through 03/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,897,510 Preferred Series A – 1,200,000
Month #4 04/01/2018 through 04/30/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,897,510 Preferred Series A – 1,200,000
Month #5 05/01/2018 through 05/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,897,510 Preferred Series A – 1,200,000
Month #6 06/01/2018 through 06/30/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,897,510 Preferred Series A – 1,200,000

Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

c.	Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.
d.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
e.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
f.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    8/27/2018

By (Signature and Title)*        /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date    8/27/2018

*	Print the name and title of each signing officer under his or her signature.